CONVERTIBLE NOTE RECEIVABLE - Additional Information (Details)				1 Months Ended	3 Months Ended
	Nov. 30, 2025 EUR (€)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Jan. 31, 2026	Dec. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash					$ 749,905
Tekne Transaction [Member] | Tekne Convertible Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable					19,430,027
Interest accrued					130,189
Provision for convertible receivable | €	€ 13,000,000
Convertible receivable annual interest rate	4.00%
Debt instrument, maturity date	Jan. 13, 2027
Newly issued shares percentage of capital increase	25.00%
Tekne Transaction [Member] | Network Contract [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Network contract initial term period	Dec. 31, 2030
Consultancy services exchange actual amount	8.00%
Percentage of yield on fair value option	8.00%
SYME Strategic Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash		$ 5,150,000
Percentage of annual interest rate on notes		14.33%
Fixed conversion rate | £ / shares			£ 0.00003
Exercise price | £ / shares			£ 0.000039
Fixed exchange rate			0.7469
SYME Strategic Investment [Member] | Convertible Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial fair value of convertible note receivable				$ 260,000
Payments to acquire convertible notes receivable				$ 150,000
Fair value of convertible note receivable					2,366,100		$ 2,585,100
Convertible notes receivable					5,150,000		5,150,000
Interest accrued					$ 415,469		$ 233,498
Tekne [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of ownership interest						2.90%
Tekne [Member] | Tekne Convertible Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase of ownership interest	27.90%